CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 22,193	$ 29,863	$ 21,508
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	8,444	3,247	1,565
Depreciation and amortization of property and equipment	7,057	6,397	4,078
Amortization of intangible assets	3,549	2,023	1,668
Amortization of land use right	220
(Gain) loss on foreign currency exchange forward contracts transfer to statements of operations	333	578	(52)
Loss (gain) on disposal of property and equipment	(3)	(298)	282
Allowance for doubtful accounts	75	685	445
Change in fair value of contingent consideration payable for acquisition	(920)	(221)	62
(Earnings) loss in equity method investment	35	(151)	(69)
Gain on remeasurement of fair value of noncontrolling equity investment in connection with business acquisition	(1,215)	(612)
Accrued interest income of available-for-sale investment		(41)
Changes in operating assets and liabilities:
Rental deposits and prepaids	(694)	(475)	430
Accounts receivable	(35,186)	(22,156)	(22,446)
Prepaid expenses and other current assets	(468)	945	(1,063)
Deferred income tax assets-current	(595)	(901)	(1,156)
Deferred income tax assets-non-current	44	(41)
Accounts payable	247	74	(2,485)
Deferred revenue	(905)	(1,495)	30
Accrued expenses and other payables	5,541	8,810	7,016
Income tax payable	(140)	2,643	2,479
Deferred income	1,094	(270)	757
Payment for land use rights	(5,132)	(16,727)	(879)
Deferred income tax liabilities-non-current	(697)	(323)	(245)
Net cash provided by operating activities	2,877	11,554	11,925
Cash flows from investing activities:
Purchase of property and equipment	(6,678)	(11,680)	(6,416)
Payment for construction in progress	(20,810)
Purchase of non-current investment held-to-maturity securities	(6,079)	(1,560)
Purchase of current investment held-to-maturity securities	(5,253)	(15,213)	(12,104)
Proceeds from maturity of investments	16,826	13,648
Purchase of long-term investment		(200)
Purchase of available-for-sale investment		(661)
Consideration paid for business acquisitions (net of cash acquired of $1,730, $824 and $1,821 in 2009, 2010 and 2011, respectively)	(9,165)	(127)	(3,462)
Proceeds from disposal of property and equipment	90	501	34
Purchase of term deposit	(5,000)		(10,000)
Cash received upon maturity of term deposit	5,000	5,000	1,465
Restricted cash	(1,568)	(659)
Cash received upon maturity of restricted cash	695
Payment for settlement of foreign currency forward exchange contracts	(339)	(388)
Net cash used in investing activities	(32,281)	(11,339)	(30,483)
Cash flows from financing activities:
Proceeds from exercise of options	1,434	5,011	3,625
Proceeds from discounted nonvested shares granted, net of forfeiture	1,210
Repayments of loans assumed in business acquisitions			(2,386)
Repurchase of ordinary shares	(34,791)		(13)
Consideration paid for business acquisitions	(3,933)	(814)
Proceeds from short-term bank loan	1,568	2,939
Repayments of short-term bank loan	(3,086)		(1,465)
Net cash provided by (used in) financing activities	(37,650)	96,225	2,673
Effect of exchange rate changes	1,959	768	(21)
Net (decrease) increase in cash and cash equivalents	(67,054)	96,440	(15,885)
Cash and cash equivalents at beginning of year	161,265	64,057	79,963
Cash and cash equivalents at end of year	96,170	161,265	64,057
Supplemental disclosures of cash flow information
Income tax paid	3,085	1,331	1,055
Interest paid	119	79	80
Acquisition of businesses:
Ordinary shares issued and to be issued	1,849	1,616	549
Outstanding consideration payable for business acquisitions during the year	18,236	1,633	8,187
Change in payable for purchase of property and equipment	572	(510)	1,233
Non-cash financing activities:
Accrued issuance costs related to share offerings		127	264
Equity Offering 2009
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			3,624
Payment for issuance costs of ordinary shares		(220)	(712)
Equity Offering 2010
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		89,816
Payment for issuance costs of ordinary shares	$ (52)	$ (507)